CONDENSED BALANCE SHEETS (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
ASSETS
Cash	$ 102,136	$ 122,985	$ 9,383
Accounts Receivable	39,819	50,294	0
Inventories	134,416	97,605	0
Prepaid Expense and other assets	23,007	30,148	8,126
Total Current Assets	299,378	301,032	17,509
Fixed Assets, net	3,832	4,600	6,831
Intangibles, net	140,588	140,588	141,532
Total Assets	443,798	446,220	165,872
LIABILITIES AND STOCKHOLDERS' DEFICIT
Current portion of long-term debt (See Note 8)		0	10,267
Current portion of convertible debt, net of discounts	1,156,082	1,055,559	56,000
Accounts payable	723,350	731,135	768,720
Accrued expenses	616,137	566,574	498,707
Total Current Liabilities	2,495,569	2,353,268	1,333,694
Long-term debt and convertible debt, net of discounts	89,300	630,153	1,006,789
Liability for equity-linked financial instruments	87,787	166,063	14,946
Stockholders' Deficit:
Common stock value	986,035	320,740	140,023
Additional paid-in capital	14,358,917	8,844,952	5,052,497
Deficit accumulated during development stage	(17,573,810)	(11,868,956)	(7,382,077)
Total Stockholders' Deficit	(2,228,858)	(2,703,264)	(2,189,557)
Total Liabilities and Stockholders' Deficit	$ 443,798	$ 446,220	$ 165,872